Notes Receivable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Notes Receivable
24	NOTES RECEIVABLE
Notes receivable represent mainly bills of acceptance issued by banks for the sale of goods and performance of services. All notes receivable are due within one year.